Stock-Based Compensation (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Total stock- based compensation expense	$ 855	$ 5,458	$ 1,897	$ 5,951	$ 8,445	$ 2,004
Research and Development Expense [Member]
Total stock- based compensation expense	131	1,782	289	1,946	2,355	593
Selling and Marketing Expense [Member]
Total stock- based compensation expense	$ 724	$ 3,676	$ 1,608	$ 4,005	$ 6,090	$ 1,411